Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Net Income Per Share - Basic and Diluted (Table)

BASIC AND DILUTED	2025	2024	2023
Numerators
Company’s net income from continuing operations	$113,394	$55,190	$8,247
Less:
General Partner’s interest in Company’s net income	—	188	63
Deemed dividend to General Partner	—	46,184	—
Company’s net income allocable to unvested shares	—	203	53
Net income attributable to common shareholders	$113,394	$8,615	$8,131
Denominators
Weighted average number of common shares outstanding, basic	58,919,848	56,094,666	21,182,471
Effect of dilutive shares	272,031	—	—
Weighted average number of common shares outstanding, diluted	59,191,879	56,094,666	21,182,471
Net income from continuing operations per common share:
Basic and Diluted (in United States Dollars)	$1.92	$0.15	$0.38